Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt
Schedule of long-term debt

        Long-term debt as of December 31, 2015 and 2014 consisted of the following (in thousands):

Lender	As of December 31, 2015	Current portion	Long-term portion	As of December 31, 2014	Current portion	Long-term portion
The Royal Bank of Scotland	$667,134	$24,327	$642,807	$678,954	$12,657	$666,297
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	627,818	50	627,768	628,513	—	628,513
HSH Nordbank	21,208	9,006	12,202	28,843	7,633	21,210
The Export-Import Bank of Korea ("KEXIM")	8,204	8,204	—	18,573	10,369	8,204
The Export-Import Bank of Korea & ABN Amro	45,609	11,250	34,359	56,859	11,250	45,609
Deutsche Bank	169,921	5,338	164,583	174,709	4,786	169,923
Canyon Capital Finance	136,719	11,425	125,294	144,467	8,228	136,239
Credit Suisse	199,373	11,978	187,395	208,585	9,328	199,257
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia	228,999	13,509	215,490	239,896	11,422	228,474
Commerzbank-Credit Suisse-Golden Tree	258,089	20,139	237,950	274,984	17,327	257,657
The Royal Bank of Scotland (January 2011 Credit Facility)	69,948	30,990	38,958	85,017	15,326	69,691
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (January 2011 Credit Facility)	69,562	37,901	31,661	94,812	22,476	72,336
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management -National Bank of Greece (January 2011 Credit Facility)	20,582	14,244	6,338	26,444	6,371	20,073
Sinosure CEXIM-Citi-ABN Amro Credit Facility	122,040	20,340	101,700	142,380	20,340	122,040
Club Facility (January 2011 Credit Facility)	50,404	32,665	17,739	65,457	14,773	50,684
Citi-Eurobank Credit Facility (January 2011 Credit Facility)	63,834	18,180	45,654	69,759	5,830	63,929
Comprehensive Financing Plan exit fees accrued	15,501	—	15,501	11,862	—	11,862
Fair value hedged debt	433	433	—	1,006	—	1,006

Total long-term debt	$2,775,378	$269,979	$2,505,399	$2,951,120	$178,116	$2,773,004

Hyundai Samho Vendor Financing	—	—	—	$64,367	$46,530	$17,837

Schedule of Maturities of long-term debt for the years subsequent

        Maturities of long-term debt subsequent to December 31, 2015 are as follows (in thousands):

	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
2016	$183,173	$86,373	$—	$269,546
2017	180,430	133,032	—	313,462
2018	204,919	77,048	1,833,449	2,115,416
2019	20,340	—	—	20,340
2020	20,340	—	—	20,340
2021	20,340	—	—	20,340

Total long-term debt	$629,542	$296,453	$1,833,449	$2,759,444

*

The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the Bank Agreement, as such amount will be determinable following the fixed and variable amortization.

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

Agreement and the January 2011 Credit Facilities, as specified in the table below (in thousands):

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2016	30,973	36,278	32,276	43,852	—	143,379
2017	44,939	36,691	35,338	31,872	—	148,840
2018	34,152	37,585	44,399	45,334	65,969	227,439

Total						519,658

*	The Company may elect to make the scheduled payments shown in the above table three months earlier.

Credit Facilities
Long-Term Debt
Schedule of long-term debt

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
The Royal Bank of Scotland(2)	$667.1

The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Federal, the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande

Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$627.8

The Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter, the Amalia C, the MSC Zebra, the Danae C (ex Niledutch Palanca), the Dimitris C, the Performance and the Priority

Canyon Capital Finance	$136.7	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$169.9	The Zim Rio Grande, the Zim Sao Paolo and the OOCL Istanbul
Credit Suisse	$199.4	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro-Bank of America Merrill Lynch-Burlington-Sequoia-National Bank of Greece	$229.0	The SNL Colombo, the YM Seattle, the YM Vancouver and the YM Singapore
Commerzbank-Credit Suisse-Golden Tree	$258.1	The OOCL Novorossiysk, the Hanjin Santos, the YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$21.2	The Deva and the Derby D
KEXIM	$8.2	The CSCL Europe and the CSCL America
KEXIM-ABN Amro	$45.6	The CSCL Pusan and the CSCL Le Havre
January 2011 Credit Facilities
Aegean Baltic—HSH Nordbank—Piraeus Bank(3)	$69.6	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS(2)	$69.9	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$20.6	The Hanjin Greece
Club Facility	$50.4	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$63.8	The Hyundai Ambition
Sinosure-CEXIM-Citi-ABN Amro	$122.0	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson

(1)	As of December 31, 2015.
(2)	Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.
(3)	Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.